Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Workers Compensation Discount [Abstract]
Stock-Based Compensation

7. Stock-Based Compensation

In November 2013, the Board of Directors authorized the 2013 Stock Plan (such plan has since been adopted by the stockholders of the Company in connection with the Merger and renamed the “Inventergy Global, Inc. 2014 Stock Plan,” the “Plan” or the “2014 Plan”). Under the Plan, the Board of Directors may grant incentive stock awards to employees and directors, and non-statutory stock options to employees, directors and consultants, as well as restricted stock. The Plan provides for the grant of stock options, restricted stock, and other stock-related and performance awards that may be settled in cash, stock or other property. The Board of Directors originally reserved 360,545 shares of common stock for issuance over the term of the Plan. In September 2015, 170,000 shares were added to the Plan, and in June 2016, 250,000 shares were added to the Plan. The exercise price of an option cannot be less than the fair value of one share of common stock on the date of grant for incentive stock options or non-statutory stock options. The exercise price of an incentive stock option cannot be less than 110% of the fair value of one share of common stock on the date of grant for stockholders owning more than 10% of all classes of stock. Options are exercisable over periods not to exceed ten years (five years for incentive stock options granted to holders of 10% or more of the voting stock) from the grant date. Options may be granted with vesting terms as determined by the Board of Directors which generally include a one to five-year period or performance conditions or both. The pre-existing options were subsumed under the Plan.
Common stock option and restricted stock award activity under the Plan was as follows:

		Options and RSAs Outstanding
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price Per Share
Balance at December 31, 2015	71,431	369,887	$4.64
Authorized	250,000
Options forfeited	153,098	(153,098)	$3.10
Restricted awards granted	(54,054)	54,054
Restricted awards vested		(54,054)
Options expired	5,517	(7,017)	$34.73
Balance at June 30, 2016	425,992	209,772	$4.75
Total vested and expected to vest shares (options)		209,772	$4.75
Total vested shares (options)		86,859	$7.08
As of June 30, 2016, all of the restricted stock granted under the Plan had vested. The aggregate intrinsic value of stock options outstanding, stock options vested and expected to vest, and exercisable at June 30, 2016 was zero, since all of the options were out-of-the-money at June 30, 2016.
Prior to the Plan being established, the Company granted the equivalent of 1,413,904 RSAs to employees and non-employees in exchange for services with vesting specific to each individual award. As of June 30, 2016, 148,144 of these RSAs were subject to rescission by the Company, and 113,388 RSAs had been cancelled or forfeited.
As part of the Merger, 1,500 fully vested options with an exercise price of $143.00, were assumed by Inventergy Global, Inc. These options expired in June 2016.
The following table summarizes information with respect to stock options outstanding at June 30, 2016:

Options Outstanding				Options Vested
Exercise Price Per Share	Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares Exercisable	Weighted- Average Exercise Price Per Share
$3.10	182,528	9.30	$3.10	59,615	$3.10
$5.60	2,500	0.83	$5.60	2,500	$5.60
$11.40	17,674	0.83	$11.40	17,674	$11.40
$30.40	7,070	0.83	$30.40	7,070	$30.40
	209,772	8.20	$4.75	86,859	$7.08
Stock-based compensation expense
The fair value of employee stock options granted was estimated using the following weighted-average assumptions for the six months ended June 30, 2016 and 2015:

	2016	2015
Expected volatility	n/a	64.00%
Risk free rate	n/a	1.48%
Dividend yield	n/a	0.00%
Expected term (in years)	n/a	6.06
The expected term of the options is based on the average period the stock options are expected to remain outstanding based on the option’s vesting term and contractual terms. The expected stock price volatility assumptions for the Company’s stock options were determined by examining the historical volatilities for industry peers, as the Company did not have any trading history for the Company’s common stock. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. Forfeitures were estimated based on the Company’s estimate of future cancellations.
Stock-based compensation for employees and non-employees related to options and RSAs recognized:

	For the three months ended June 30		For the six months ended June 30
	2016	2015	2016	2015
General and administrative	$263,098	$124,627	$393,456	$596,901
No income tax benefit has been recognized related to stock-based compensation expense and no tax benefits have been realized from the exercise of stock awards for the three and six months ended June 30, 2016. As of June 30, 2016, there were total unrecognized compensation costs of $491,020 related to these stock awards. These costs are expected to be recognized over a period of approximately 1.41 years.
Non-employee stock-based compensation expense
The Company has issued options and restricted stock awards to non-employees in exchange for services with vesting specific to each individual award. Non-employee stock-based compensation expense is recognized as the awards vest and totaled $161,469 and $122,659 for the three months ended June 30, 2016 and June 30, 2015, respectively, and $220,021 and $216,672 for the six months ended June 30, 2016 and June 30, 2015, respectively. The fair value of RSAs is calculated as the fair value of the underlying stock multiplied by the number of shares awarded.

Cancellation of Options

On March 25, 2015, the Company cancelled certain unvested options (totaling 143,266) previously granted to employees and directors under the Company’s 2014 Stock Plan, which had exercise prices ranging from $20.50 to $38.50, 10 year terms and 1 to 4 year vesting periods. In addition, on March 25, 2015, the Company issued new options to the same employees and directors under the 2014 Stock Plan. The Company granted an aggregate of 126,985 options to its employees, the vesting schedules of which were increased by 12 months as compared to the cancelled options – an increase from an average vesting schedule spanning 2.1 years to 3.1 years. The Company also granted an aggregate of 16,282 options to its directors, the vesting schedules of which were left substantially unchanged as compared to the cancelled options which had been set to align with the service time of each board member. The new options have an exercise price of $11.40 per share, which was a 48% premium to the closing price of the Company’s common stock as of March 25, 2015.
On October 16, 2015, the Company cancelled certain unvested options (totaling 177,446) granted to employees and directors under the Company’s 2014 Stock Plan, which had exercise prices ranging from $6.90 to $38.50, 10-year terms and 1 to 4 year vesting terms. In addition, on October 16, 2015, the Company issued new options to the same employees and directors under the 2014 Stock Plan. The Company granted an aggregate of 142,063 options to its employees and an aggregate of 35,383 options to its directors. The vesting schedules were left substantially unchanged as compared to the cancelled options. The new options have an exercise price of $3.10 per share, which was the closing price of the Company’s common stock as of October 16, 2015.

8. Stock-Based Compensation

In November 2013, the Board of Directors authorized the 2013 Stock Plan (such plan has since been adopted by the stockholders of the Company in connection with the Merger and renamed the “Inventergy Global, Inc. 2014 Stock Plan”, the “Plan” or the “2014 Plan”). Under the Plan, the Board of Directors may grant incentive stock awards to employees and directors, and non-statutory stock options to employees, directors and consultants as well as restricted stock. The Plan provides for the grant of stock options, restricted stock, and other stock-related and performance awards that may be settled in cash, stock, or other property. The Board of Directors originally reserved 360,545 shares of common stock for issuance over the term of the Plan, and in September 2015, 170,000 shares were added to the plan. The exercise price of an option cannot be less than the fair value of one share of common stock on the date of grant for incentive stock options or non-statutory stock options. The exercise price of an incentive stock option cannot be less than 110% of the fair value of one share of common stock on the date of grant for stockholders owning more than 10% of all classes of stock. Options are exercisable over periods not to exceed ten years (five years for incentive stock options granted to holders of 10% or more of the voting stock) from the grant date. Options may be granted with vesting terms as determined by the Board of Directors which generally include a one to five year period or performance conditions or both. The pre-existing options were subsumed under the Plan.
Common stock option and restricted stock award activity under the Plan was as follows:

		Options and RSAs Outstanding
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price Per Share
Balance at December 31, 2013	128,665	161,185	$22.70
Authorized	70,695	—	$—
Options granted	(110,920)	110,920	$28.00
Options assumed in merger	—	1,500	$143.00
Restricted Stock granted	(19,487)	19,487	$14.50
Restricted Stock vested	—	(51,300)	$19.60
Balance at December 31, 2014	68,953	241,792	$25.90
Authorized	170,000	—	$—
Options granted	(530,813)	530,813	$5.65
Options forfeited	69,870	(69,870)	$10.59
Options expired	12,148	(12,148)	$24.72
Options canceled	320,700	(320,700)	$12.99
Restricted Stock granted	(39,427)	39,427	$3.86
Restricted Stock vested	—	(39,427)	$3.86
Balance at December 31, 2015	71,431	369,887	$4.64
Total vested and expected to vest shares (options)		369,887	$4.64
Total vested shares (options)		51,555	$14.12
As of December 31, 2015, all of the restricted stock granted under the Plan had vested. The aggregate intrinsic value of stock options outstanding, stock options vested and expected to vest, and exercisable at December 31, 2015 was zero, since all of the options were out-of-the-money at December 31, 2015.
Prior to the Plan being established, the Company granted the equivalent of 1,413,904 RSAs to employees and non-employees in exchange for services with vesting specific to each individual award. As of December 31, 2015, 230,048 of these RSAs were subject to rescission by the Company, and 62,945 RSAs had been cancelled or forfeited.
As part of the Merger, 1,500 fully vested options with an exercise price of $143.00, were assumed by Inventergy Global, Inc., and remained outstanding as of December 31, 2015.
The following table summarizes information with respect to stock options outstanding at December 31, 2015:

Options Outstanding				Options Vested
Exercise Price Per Share	Shares Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares Exercisable	Weighted- Average Exercise Price Per Share
$3.10	339,946	9.80	$3.10	21,614	$3.10
$5.60	2,500	1.33	$5.60	2,500	$5.60
$6.90	625	0.01	$6.90	625	$6.90
$11.40	17,804	1.32	$11.40	17,804	$11.40
$22.70	442	0.01	$22.70	442	$22.70
$30.40	7,070	1.33	$30.40	7,070	$30.40
$143.00	1,500	0.45	$143.00	1,500	$143.00
	369,887	9.10	$4.64	51,555	$14.12
Stock-based compensation expense
The fair value of employee stock options granted was estimated using the following weighted-average assumptions for the twelve months ended December 31:

	2015	2014
Expected volatility	67%	75%
Risk free rate	1.41%	1.77%
Dividend yield	0%	0%
Expected term (in years)	5.57	5.78
The expected term of the options is based on the average period the stock options are expected to remain outstanding based on the option’s vesting term and contractual terms. The expected stock price volatility assumptions for the Company’s stock options were determined by examining the historical volatilities for industry peers, as the Company did not have any trading history for the Company’s common stock. The risk-free interest rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. Forfeitures were estimated based on the Company’s estimate of future cancellations.
Stock-based compensation for employees and non-employees related to options and RSAs recognized:

	For the twelve months ended December 31, 2015	For the twelve months ended December 31, 2014
General and administrative	$1,147,374	$2,873,396
No income tax benefit has been recognized related to stock-based compensation expense and no tax benefits have been realized from exercised stock awards. As of December 31, 2015, there were total unrecognized compensation costs of $1,446,075 related to these stock awards. These costs are expected to be recognized over a period of approximately 1.48 years.
Non-employee stock-based compensation expense
For the twelve months ended December 31, 2015, the Company issued options and restricted stock awards to non-employees in exchange for services with vesting specific to each individual award. Non-employee stock-based compensation expense is recognized as the awards vest and totaled $314,505 and $1,316,036 for the twelve months ended December 31, 2015 and December 31, 2014, respectively. The fair value of RSAs is calculated as the fair value of the underlying stock multiplied by the number of shares awarded.

Cancellation of Options

On March 25, 2015, the Company cancelled certain unvested options (totaling 143,266) granted to employees and directors under the Company’s 2014 Stock Plan, which had exercise prices ranging from $20.50 to $38.50, 10 year terms and 1 to 4 year vesting terms. In addition, on March 25, 2015, the Company issued new options to the same employees and directors under the 2014 Stock Plan. The Company granted an aggregate of 126,985 options to its employees, the vesting schedules of which were increased by 12 months as compared to the cancelled options — an increase from an average vesting schedule spanning 2.1 years to 3.1 years. The Company also granted an aggregate of 16,282 options to its directors, the vesting schedules of which were left substantially unchanged as compared to the cancelled options which had been set to align with the service time of each board member. The new options have an exercise price of $11.40 per share, which was a 48% premium to the closing price of the Company’s common stock as of March 25, 2015.
On October 16, 2015, the Company cancelled certain unvested options (totaling 177,446) granted to employees and directors under the Company’s 2014 Stock Plan, which had exercise prices ranging from $6.90 to $38.50, 10-year terms and 1 to 4 year vesting terms. In addition, on October 16, 2015, the Company issued new options to the same employees and directors under the 2014 Stock Plan. The Company granted an aggregate of 142,063 options to its employees and an aggregate of 35,383 options to its directors. The vesting schedules were left substantially unchanged as compared to the cancelled options. The new options have an exercise price of $3.10 per share, which was the closing price of the Company’s common stock as of October 16, 2015.